CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents		$ 14,373,816	$ 18,546,918
Federal funds sold and securities purchased under resale agreements or similar arrangements		8,639,667	8,132,230
Investment securities:
AFS at fair value (amortized cost of $7,956,281 and $7,833,617 as of December 31, 2025 and December 31, 2024, respectively)		7,327,735	7,132,632
Trading securities		15,608,767	10,322,823
HTM (fair value of $11,871,362 and $8,306,417 as of December 31, 2025 and December 31, 2024, respectively)		13,211,794	9,914,288
Other investments		2,567,434	1,549,634
LHFI	[1]	82,891,309	87,304,499
ALLL		(5,999,656)	(6,562,012)
Net LHFI	[2]	76,891,653	80,742,487
LHFS	[3]	1,586,204	1,333,953
Premises and equipment, net	[4]	936,291	986,953
Operating lease assets, net	[2],[5]	8,357,063	11,667,951
Goodwill		2,766,665	2,766,665
Intangible assets, net		214,027	248,920
BOLI		2,056,456	2,013,692
Restricted cash	[2]	5,322,087	5,029,088
Other assets	[2],[6]	4,712,462	4,860,516
TOTAL ASSETS		164,572,121	165,248,750
LIABILITIES
Accounts payables and accrued expenses		6,042,405	5,244,272
Deposits and other customer accounts		78,977,702	78,114,605
Federal funds purchased and securities loaned or sold under repurchase agreements		19,460,394	16,302,948
Trading liabilities		4,002,351	2,460,613
Borrowings and other debt obligations	[2]	37,102,112	44,010,910
Advance payments by borrowers for taxes and insurance		146,853	150,777
Other liabilities	[2]	895,597	1,289,098
TOTAL LIABILITIES		146,627,414	147,573,223
Commitments and contingencies (Note 20)
MEZZANINE EQUITY
Preferred stock (no par value; 7,500,000 shares authorized; 2,000,000 shares outstanding at December 31, 2025 and December 31, 2024, respectively)		2,000,000	2,000,000
STOCKHOLDER'S EQUITY
Common stock and paid-in capital (no par value; 800,000,000 shares authorized; 530,391,043 shares outstanding at both December 31, 2025 and December 31, 2024, respectively)		17,307,470	17,335,889
Accumulated other comprehensive loss, net of tax		(533,559)	(717,700)
Accumulated deficit		(829,204)	(942,662)
TOTAL STOCKHOLDER'S EQUITY		15,944,707	15,675,527
TOTAL LIABILITIES, MEZZANINE AND STOCKHOLDER'S EQUITY		$ 164,572,121	$ 165,248,750

[1]	Includes $4.9 million and $9.0 million of loans recorded at fair value at December 31, 2025 and December 31, 2024, respectively.
[2]	The Company has interests in certain Trusts that are considered VIEs for accounting purposes. At December 31, 2025 and December 31, 2024, net LHFI included $21.6 billion and $24.6 billion, Operating leases assets, net included $8.4 billion and $11.7 billion, restricted cash included $668.2 million and $706.6 million, Other assets included $710.7 million and $693.1 million, Borrowings and other debt obligations included $23.6 billion and $26.2 billion, and Other liabilities included $96.1 million and $99.6 million of assets or liabilities, respectively, that were included within VIEs. See Note 8 to these Consolidated Financial Statements for additional information.
[3]	Includes $1.5 billion and $1.3 billion of loans recorded at the FVO at December 31, 2025 and December 31, 2024, respectively.
[4]	Net of accumulated depreciation of $2.8 billion and $2.5 billion at December 31, 2025 and December 31, 2024, respectively.
[5]	Net of accumulated depreciation of $2.8 billion and $3.1 billion at December 31, 2025 and December 31, 2024, respectively.
[6]	Includes MSRs of $79.5 million and $91.0 million at December 31, 2025 and December 31, 2024, respectively, for which the Company has elected the FVO.